Property and Equipment, Net	6 Months Ended
Oct. 31, 2025
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 7 – Property and equipment, net

Property and equipment, net consist of the following:

	As of April 30, 2025	As of October 31, 2025
	JPY	JPY	USD
		(Unaudited)	(Unaudited)
At cost:
Office equipment	3,994,348	3,994,348	25,929
Total	3,994,348	3,994,348	25,929
Accumulated depreciation	(3,066,490)	(3,375,156)	(21,910)
Property and equipment, net	927,858	619,192	4,019

Depreciation expense for the six months ended October 31, 2024 and 2025 amounted to JPY461,262 and JPY308,666 (USD 2,004), respectively.